Income Taxes and Related Payments - Components of provision for income taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 8,007	$ 0
State and local	1,564	0
Foreign	320	822
Total	9,891	822
Deferred:
Federal	7,027	0
State and local	228	0
Total	7,255	0
Income tax expense	$ 17,146	$ 822	$ 1,047	$ 1,162	$ 1,281